DEFERRED TAX ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
DEFERRED TAX ASSETS AND LIABILITIES.
Schedule of deferred tax assets and liabilities

	2017	2016
Year ended 31 December	US$’000	US$’000
Net deferred tax assets:
Share issuance costs	—	1,534
Net operating loss carried forward	—	2,636
Accrued interest	—	(2,756)
Derivatives	1,884	—
Development and production expenditure	—	1,269
Other	111
Total net deferred tax assets	1,995	2,683

Deferred tax liabilities:
Development and production expenditure	(25,971)	(10,654)
Offset by deferred tax assets with legally enforceable right of set-off:
Net operating loss carried forward	23,976	7,218
Accrued interest	—	3,436
Total net deferred tax liabilities	(1,995)	—